Note 3 - Securities (Detail) - The Amortized Cost and Fair Value of Available-For-Sale Securities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale:
Amortized cost	$ 172,005,700	$ 146,504,395
Fair value	177,607,765	151,955,957
US Government Agencies Debt Securities [Member]
Available-for-sale:
Amortized cost	15,488,836	7,506,147
Fair value	15,554,085	7,520,670
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale:
Amortized cost	51,122,041	46,459,322
Fair value	53,918,499	49,310,795
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale:
Amortized cost	104,892,935	92,037,038
Fair value	107,607,325	94,599,469
Other Available-for-Sale Securities [Member]
Available-for-sale:
Amortized cost	501,888	501,888
Fair value	$ 527,856	$ 525,023